Leases - Additional Information (Detail) $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)	Sep. 30, 2020 ft²
Leases [Abstract]
Rent expense	$ 2.2	$ 2.0
Variable lease payments for operating leases	$ 1.0
Area of lease (sq. ft) | ft²			34,789